                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    INTEGRA BANK N.A.
Address: 21 S.E. THIRD STREET
         EVANSVILLE, IN 47708

Form 13F File Number: 28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  TONYA F. BORDERS
Title: VICE PRESIDENT / CHIEF OPERATIONS OFFICER
Phone: 812-464-9883

Signature, Place and Date of Signing:


/S/ TONYA F. BORDERS                        EVANSVILLE, IN         07/27/2010
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      120

Form 13F Information Table Value Total:  $45,035

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
          Column 1               Column 2      Column 3 Column 4 Column 5          Column 6           Column 7        Column 8
          --------           ---------------- --------- -------- -------- --------------------------- -------- ---------------------
                                                                                        INVESTMENT
                                   TITLE                 MARKET                         DISCRETION                VOTING AUTHORITY
                                    OF                    VALUE   SHS OR   SH/ PUT/ -----------------   OTHER  ---------------------
           ISSUER                  CLASS        CUSIP   (X$1000) PRIN AMT PRIN CALL SOLE SHARED OTHER   MGRS    SOLE  SHARED   NONE
           ------            ---------------- --------- -------- -------- ---- ---- ---- ------ ----- -------- ------ ------ -------
COVIDIEN PLC                        SHS       G2554F105      300    7,455  SH         X                         7,455
COVIDIEN PLC                        SHS       G2554F105       72    1,785  SH                     X               985            800
NOBLE CORPORATION BAAR          NAMEN - AKT   H5833N103      674   21,802  SH         X                        21,647            155
NOBLE CORPORATION BAAR          NAMEN - AKT   H5833N103       82    2,655  SH                     X             1,655          1,000
FLEXTRONICS INTL LTD                ORD       Y2573F102       76   13,488  SH         X                        13,488
FLEXTRONICS INTL LTD                ORD       Y2573F102       11    1,991  SH                     X               788          1,203
ABB LTD                        SPONSORED ADR  000375204      705   40,776  SH         X                        40,776
ABB LTD                        SPONSORED ADR  000375204       80    4,650  SH                     X             3,150          1,500
AT&T INC                            COM       00206R102      167    6,917  SH         X                         6,917
AT&T INC                            COM       00206R102      134    5,526  SH                     X             5,526
ABBOTT LABS                         COM       002824100      866   18,517  SH         X                        18,517
ABBOTT LABS                         COM       002824100      169    3,615  SH                     X             2,515  1,000     100
ACTIVISION BLIZZARD INC             COM       00507V109      495   47,205  SH         X                        47,205
ACTIVISION BLIZZARD INC             COM       00507V109       93    8,825  SH                     X             4,825          4,000
ADOBE SYS INC                       COM       00724F101      380   14,380  SH         X                        14,230            150
ADOBE SYS INC                       COM       00724F101       81    3,050  SH                     X             2,050  1,000
AMAZON COM INC                      COM       023135106      464    4,245  SH         X                         4,245
AMAZON COM INC                      COM       023135106       81      745  SH                     X               465            280
APACHE CORP                         COM       037411105      209    2,480  SH         X                         2,430             50
APACHE CORP                         COM       037411105       37      445  SH                     X               145    300
APPLE INC                           COM       037833100    1,066    4,240  SH         X                         4,055            185
APPLE INC                           COM       037833100      180      715  SH                     X               315    400
BANK OF AMERICA CORPORATION         COM       060505104      662   46,095  SH         X                        44,531          1,564
BANK OF AMERICA CORPORATION         COM       060505104      111    7,715  SH                     X             4,965          2,750
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      895   23,785  SH         X                        23,785
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      158    4,200  SH                     X             2,600  1,500     100
BAXTER INTL INC                     COM       071813109      502   12,355  SH         X                        12,355
BAXTER INTL INC                     COM       071813109       98    2,415  SH                     X             1,315  1,000     100
BRISTOL MYERS SQUIBB CO             COM       110122108      223    8,940  SH         X                         8,940

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
BRISTOL MYERS SQUIBB CO             COM       110122108       45    1,810  SH                     X             1,810
CHEVRON CORP NEW                    COM       166764100      472    6,958  SH         X                         6,883             75
CHEVRON CORP NEW                    COM       166764100      137    2,024  SH                     X             2,024
CISCO SYS INC                       COM       17275R102      621   29,125  SH         X                        29,125
CISCO SYS INC                       COM       17275R102      109    5,105  SH                     X             3,230          1,875
CLOROX CO DEL                       COM       189054109      761   12,245  SH         X                        12,245
CLOROX CO DEL                       COM       189054109      166    2,665  SH                     X             1,965    600     100
COCA COLA CO                        COM       191216100    1,035   20,660  SH         X                        20,660
COCA COLA CO                        COM       191216100      170    3,400  SH                     X             2,300  1,000     100
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102      692   13,815  SH         X                        13,615            200
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102      131    2,625  SH                     X             1,125  1,500
CUMMINS INC                         COM       231021106    1,003   15,400  SH         X                        15,400
CUMMINS INC                         COM       231021106      166    2,545  SH                     X             1,670            875
DANAHER CORP DEL                    COM       235851102      872   23,490  SH         X                        22,752     60     678
DANAHER CORP DEL                    COM       235851102      160    4,310  SH                     X             2,710  1,500     100
DU PONT E I DE NEMOURS & CO         COM       263534109      208    6,017  SH         X                         6,017
DU PONT E I DE NEMOURS & CO         COM       263534109       20      575  SH                     X               575
EMERSON ELEC CO                     COM       291011104      359    8,225  SH         X                         8,225
EMERSON ELEC CO                     COM       291011104       35      800  SH                     X               800
EXELON CORP                         COM       30161N101      180    4,750  SH         X                         4,750
EXELON CORP                         COM       30161N101       26      675  SH                     X               675
EXXON MOBIL CORP                    COM       30231G102    1,409   24,685  SH         X                        23,365          1,320
EXXON MOBIL CORP                    COM       30231G102      365    6,390  SH                     X             5,790    500     100
GENERAL ELECTRIC CO.                COM       369604103      814   56,482  SH         X                        56,157            325
GENERAL ELECTRIC CO.                COM       369604103      133    9,225  SH                     X             7,275  1,750     200
GILEAD SCIENCES INC                 COM       375558103      411   11,995  SH         X                        11,995
GILEAD SCIENCES INC                 COM       375558103       96    2,800  SH                     X             1,700  1,000     100
GOOGLE INC                         CL A       38259P508      385      865  SH         X                           855             10
GOOGLE INC                         CL A       38259P508       95      214  SH                     X               139             75
GRAINGER W W INC                    COM       384802104      653    6,570  SH         X                         6,570
GRAINGER W W INC                    COM       384802104       97      980  SH                     X               555            425
HALLIBURTON CO                      COM       406216101      160    6,525  SH         X                         6,375            150
HALLIBURTON CO                      COM       406216101       49    2,010  SH                     X             1,010          1,000
INTEGRA BK CORP                     COM       45814P105       83  108,809  SH         X                        82,459         26,350

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
INTEGRA BK CORP                     COM       45814P105       10   13,650  SH                     X                           13,650
INTEL CORP                          COM       458140100      746   38,350  SH         X                        38,350
INTEL CORP                          COM       458140100      105    5,390  SH                     X             3,390          2,000
JPMORGAN & CHASE & CO               COM       46625H100      397   10,845  SH         X                        10,845
JPMORGAN & CHASE & CO               COM       46625H100      163    4,450  SH                     X             3,450  1,000
JOHNSON & JOHNSON                   COM       478160104      670   11,338  SH         X                        11,338
JOHNSON & JOHNSON                   COM       478160104       19      325  SH                     X               325
KELLOGG CO                          COM       487836108      753   14,975  SH         X                        14,975
KELLOGG CO                          COM       487836108      150    2,990  SH                     X             1,890  1,000     100
MARKET VECTORS ETF TR           AGRIBUS ETF   57060U605      232    6,395  SH         X                         6,395
MARKET VECTORS ETF TR           AGRIBUS ETF   57060U605       20      550  SH                     X               550
MCDONALDS CORP                      COM       580135101      978   14,855  SH         X                        14,855
MCDONALDS CORP                      COM       580135101      221    3,350  SH                     X             2,450    900
MERCK & CO INC NEW                  COM       58933Y105      839   23,980  SH         X                        23,980
MERCK & CO INC NEW                  COM       58933Y105      104    2,985  SH                     X             1,885          1,100
MICROCHIP TECHNOLOGY INC            COM       595017104      726   26,180  SH         X                        26,030            150
MICROCHIP TECHNOLOGY INC            COM       595017104      137    4,925  SH                     X             3,425  1,500
NOVARTIS A G                   SPONSORED ADR  66987V109      199    4,110  SH         X                         4,110
NOVARTIS A G                   SPONSORED ADR  66987V109       54    1,125  SH                     X             1,125
ORACLE CORP                         COM       68389X105      467   21,775  SH         X                        21,490            285
ORACLE CORP                         COM       68389X105      117    5,470  SH                     X             2,970  2,500
PEPSICO INC                         COM       713448108    1,127   18,484  SH         X                        18,144     40     300
PEPSICO INC                         COM       713448108      193    3,165  SH                     X             2,315    750     100
PFIZER INC                          COM       717081103      572   40,083  SH         X                        40,083
PFIZER INC                          COM       717081103       46    3,200  SH                     X             3,200
PROCTOR & GAMBLE CO                 COM       742718109    1,237   20,617  SH         X                        20,267     50     300
PROCTOR & GAMBLE CO                 COM       742718109      206    3,440  SH                     X             2,840    500     100
SCHLUMBERGER LTD                    COM       806857108      612   11,052  SH         X                        10,561            491
SCHLUMBERGER LTD                    COM       806857108       96    1,735  SH                     X               985    750
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605      860   62,280  SH         X                        62,280
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605       76    5,525  SH                     X             2,525  3,000
SPECTRA ENERGY CORP                 COM       847560109      256   12,780  SH         X                        12,780
SPECTRA ENERGY CORP                 COM       847560109      107    5,324  SH                     X             3,824  1,500

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
SUNCOR ENERGY INC                   COM       867224107      562   19,091  SH         X                        18,866            225
SUNCOR ENERGY INC                   COM       867224107      118    3,996  SH                     X             1,982          2,014
SYSCO CORP                          COM       871829107      288   10,087  SH         X                        10,087
SYSCO CORP                          COM       871829107      154    5,384  SH                     X             5,384
TALISMAN ENERGY INC                 COM       87425E103      654   43,093  SH         X                        42,367            726
TALISMAN ENERGY INC                 COM       87425E103       86    5,650  SH                     X             2,650  3,000
TEVA PHARMACEUTICAL INDS LTD        ADR       881624209      768   14,766  SH         X                        14,741             25
TEVA PHARMACEUTICAL INDS LTD        ADR       881624209      130    2,502  SH                     X             1,453  1,049
3M CO                               COM       88579Y101      816   10,330  SH         X                        10,330
3M CO                               COM       88579Y101      139    1,755  SH                     X             1,230            525
UNITED TECHNOLOGIES CORP COM        COM       913017109      725   11,162  SH         X                        11,162
UNITED TECHNOLOGIES CORP COM        COM       913017109      130    2,010  SH                     X             1,435            575
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF   922042858    3,162   83,225  SH         X                        83,105            120
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF   922042858      459   12,075  SH                     X             7,575          4,500
VECTREN CORP                        COM       92240G101    1,138   48,098  SH         X                        47,448            650
VECTREN CORP                        COM       92240G101      203    8,586  SH                     X             6,586  2,000
VERIZON COMMUNICATIONS              COM       92343V104      269    9,615  SH         X                         9,615
VERIZON COMMUNICATIONS              COM       92343V104       93    3,305  SH                     X             3,305
WAL MART STORES INC                 COM       931142103      570   11,862  SH         X                        11,847             15
WAL MART STORES INC                 COM       931142103       73    1,525  SH                     X             1,025            500
WELLS FARGO & CO NEW                COM       949746101      341   13,305  SH         X                        13,304              1
WELLS FARGO & CO NEW                COM       949746101       36    1,404  SH                     X             1,404
WESTERN UN CO                       COM       959802109      354   23,725  SH         X                        23,475            250
WESTERN UN CO                       COM       959802109       83    5,550  SH                     X             3,550          2,000

   Final Total                                            45,035